Trade and other receivables, net - Narrative (Details) $ in Thousands	Dec. 31, 2024 USD ($) company	Dec. 31, 2023 USD ($)
Disclosure of financial assets that are either past due or impaired [line items]
Number of well-known multinational companies with good credit quality standing | company	13
Trade and other receivables | Later than six months
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 289	$ 449
Trade and other receivables | Past due but not impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables past due but not impaired	$ 29,123	$ 22,989
Proportion of outstanding unimpaired trade receivables (as a percent)	89.00%	70.00%